Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment [Abstract]
Schedule of Property and equipment
	Building	Security equipment	Motor vehicle	Renovation	Office equipment	Furniture and fittings	Total
	USD	USD	USD	USD	USD	USD	USD
Cost
At January 1, 2024	2,881,844	719,914	470,457	406,207	224,355	47,837	4,750,614
Additions	-	988,816	6,800	2,532	54,336	-	1,052,484
Currency translation adjustments	(88,344)	(22,069)	(12,651)	(12,453)	(6,025)	(1,466)	(143,008)
At December 31, 2024	2,793,500	1,686,661	464,606	396,286	272,666	46,371	5,660,090
Additions	-	68,278	-	3,392	34,753	1,590	108,013
Write-off	-	(469,537)	(203,164)	-	-	-	(672,701)
Currency translation adjustments	185,023	111,712	30,531	26,247	17,964	3,070	374,547
At June 30, 2025	2,978,523	1,397,114	291,973	425,925	325,383	51,031	5,469,949

Accumulated Depreciation
At January 1, 2024	230,548	609,395	357,122	402,143	201,598	45,395	1,846,201
Depreciation	56,817	16,438	42,282	4,006	29,355	997	149,895
Currency translation adjustments	(8,017)	(18,956)	(4,410)	(12,395)	(11,625)	(1,410)	(56,813)
	279,348	606,877	394,994	393,754	219,328	44,982	1,939,283
Depreciation	28,814	10,860	23,536	261	14,723	657	78,851
Write-off	-	(469,537)	(197,998)	-	-	-	(667,535)
Currency translation adjustments	19,475	40,562	31,186	26,089	12,883	3,000	133,195
At June 30, 2025	327,637	188,762	251,718	420,104	246,934	48,639	1,483,794

Net book value
At December 31, 2024	2,514,152	1,079,784	69,612	2,532	53,338	1,389	3,720,807
At June 30, 2025	2,650,886	1,208,352	40,255	5,821	78,449	2,392	3,986,155